Share-based Compensation (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation
Number Outstanding (in shares)	285
Number Exercisable (in shares)	285
Weighted Average Remaining Contractual Life of Outstanding Options	10 months 17 days
Weighted Average Remaining Contractual Life of Exercisable Options	10 months 17 days
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 1.66
Weighted Average Exercise Price of Exercisable Options (in dollars per share)	$ 1.66
Exercise price one, US $1.659
Share-based Compensation
Number Outstanding (in shares)	285
Number Exercisable (in shares)	285
Weighted Average Remaining Contractual Life of Outstanding Options	10 months 17 days
Weighted Average Remaining Contractual Life of Exercisable Options	10 months 17 days
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 1.66
Weighted Average Exercise Price of Exercisable Options (in dollars per share)	$ 1.66